RISK MANAGEMENT - Total Market Risk VaR (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Percentage increase (decrease) in VaR	52.00%
Value at risk	$ 811,247	$ 1,692,516
Average
RISK MANAGEMENT
Value at risk	1,076,050	1,509,084
Maximum
RISK MANAGEMENT
Value at risk	1,974,758	1,711,794
Minimum
RISK MANAGEMENT
Value at risk	673,680	1,092,446
Interest Rate
RISK MANAGEMENT
Value at risk	402,882	359,654
Interest Rate | Average
RISK MANAGEMENT
Value at risk	340,886	325,400
Interest Rate | Maximum
RISK MANAGEMENT
Value at risk	402,882	409,369
Interest Rate | Minimum
RISK MANAGEMENT
Value at risk	286,283	242,568
Exchange Rate
RISK MANAGEMENT
Value at risk	95,926	1,015,874
Exchange Rate | Average
RISK MANAGEMENT
Value at risk	421,716	874,432
Exchange Rate | Maximum
RISK MANAGEMENT
Value at risk	1,344,673	1,055,546
Exchange Rate | Minimum
RISK MANAGEMENT
Value at risk	54,056	496,565
Share Price
RISK MANAGEMENT
Value at risk	98,131	110,386
Share Price | Average
RISK MANAGEMENT
Value at risk	99,033	105,576
Share Price | Maximum
RISK MANAGEMENT
Value at risk	130,654	110,386
Share Price | Minimum
RISK MANAGEMENT
Value at risk	89,564	101,757
Collective Portfolios
RISK MANAGEMENT
Value at risk	214,308	206,602
Collective Portfolios | Average
RISK MANAGEMENT
Value at risk	214,415	203,676
Collective Portfolios | Maximum
RISK MANAGEMENT
Value at risk	218,487	207,503
Collective Portfolios | Minimum
RISK MANAGEMENT
Value at risk	$ 208,928	$ 195,944